Income Taxes - Summary of Net Deferred Tax Assets (Liabilities) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Line Items]
Deferred tax assets	$ 30,256,000	$ 28,877,000
Deferred tax liabilities	(122,983,000)	(110,965,000)
Successor [Member]
Income Tax Reconciliation [Line Items]
Deferred tax assets	30,256,000	28,877,000
Deferred tax liabilities	(122,983,000)	(110,965,000)
Net deferred tax liabilities	$ (92,700,000)	$ (82,100,000)